Investment Portfolioas of June 30, 2026 (Unaudited)
DWS Short Duration Fund
	Principal Amount ($)	Value ($)

Corporate Bonds 46.5%
Communication Services 1.7%
APLD ComputeCo 2 LLC, 144A, 6.75%, 3/15/2031	500,000	501,797
CCO Holdings LLC, 144A, 5.375%, 6/1/2029 (a)	1,150,000	1,125,006
Directv Financing LLC:
144A, 5.875%, 8/15/2027	73,000	72,894
144A, 8.875%, 2/1/2030 (a)	1,107,000	1,126,641
Discovery Global Holdings, Inc., 4.054%, 3/15/2029	1,100,000	1,089,077
DISH DBS Corp., 7.375%, 7/1/2028* (a) (b)	550,000	528,059
DISH Network Corp., 144A, 11.75%, 11/15/2027	500,000	513,776
Lumen Technologies, Inc., 144A, 4.5%, 1/15/2029	1,795,000	1,725,078
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029	625,000	637,389
Orange SA, 9.0%, 3/1/2031	3,000,000	3,503,642
Sirius XM Radio LLC, 144A, 4.0%, 7/15/2028	590,000	574,532
Space Exploration Technologies Corp., 144A, 5.35%, 7/15/2031	7,000,000	6,981,764
Univision Communications, Inc., 144A, 4.5%, 5/1/2029	580,000	553,853
Versant Media Group, Inc., 144A, 7.25%, 1/30/2031 (a)	568,000	587,633
		19,521,141
Consumer Discretionary 4.4%
Carnival Corp. Ltd.:
144A, 4.0%, 8/1/2028	555,000	544,738
144A, 5.75%, 8/1/2032 (a)	1,000,000	1,009,767
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030 (a)	500,000	490,351
Ford Motor Credit Co. LLC:
4.0%, 11/13/2030	1,400,000	1,315,659
5.303%, 9/6/2029	2,000,000	1,992,587
5.73%, 9/5/2030	3,000,000	3,016,437
5.8%, 3/5/2027	1,450,000	1,457,490
7.35%, 3/6/2030	3,500,000	3,700,634
General Motors Financial Co., Inc.:
4.6%, 1/8/2031	1,005,000	991,212
4.9%, 10/6/2029 (a)	2,174,000	2,179,520
5.05%, 4/4/2028 (a)	4,000,000	4,023,996
5.35%, 1/7/2030	3,000,000	3,047,717
Hyundai Capital America:
144A, 4.75%, 6/18/2029	3,000,000	2,989,743
144A, 4.875%, 11/1/2027	5,000,000	5,012,689
144A, 5.0%, 1/7/2028	5,000,000	5,018,862
Las Vegas Sands Corp.:
5.3%, 5/15/2031	1,411,000	1,405,602
5.625%, 6/15/2028	1,290,000	1,305,392
5.9%, 6/1/2027	1,500,000	1,513,919
Lindblad Expeditions LLC, 144A, 7.0%, 9/15/2030	1,085,000	1,121,827
Michaels Companies, Inc., 144A, 8.5%, 3/15/2033 (a)	1,148,000	1,137,088
Nissan Motor Acceptance Co. LLC, 144A, 6.95%, 9/15/2026	730,000	731,530
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029	1,000,000	1,086,808
Staples, Inc., 144A, 10.75%, 9/1/2029	565,000	538,981

Stellantis Finance U.S., Inc.:
144A, 1.711%, 1/29/2027	1,140,000	1,120,012
144A, 5.35%, 3/17/2028 (a)	1,013,000	1,015,474
Volkswagen Group of America Finance LLC, 144A, 4.55%, 9/11/2028 (a)	3,000,000	2,981,210
Whirlpool Corp., 144A, 7.5%, 7/1/2031	576,000	582,882
		51,332,127
Consumer Staples 1.0%
Bacardi Ltd., 144A, 5.25%, 1/15/2029	1,690,000	1,703,282
Coty, Inc., 144A, 4.75%, 1/15/2029	2,000,000	1,942,089
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029	500,000	468,105
Industrial F&B Investments III, Inc., 144A, 7.75%, 2/11/2033 (a)	575,000	586,005
Molson Coors Beverage Co., 4.9%, 7/8/2031	6,000,000	5,991,834
Post Holdings, Inc., 144A, 4.625%, 4/15/2030	1,200,000	1,159,273
		11,850,588
Energy 4.2%
Ascent Resources Utica Holdings LLC, 144A, 6.625%, 7/15/2033	1,100,000	1,112,483
Buckeye Partners LP, 4.125%, 12/1/2027	435,000	429,380
Columbia Pipelines Holding Co. LLC, 144A, 6.055%, 8/15/2026	4,770,000	4,772,806
DT Midstream, Inc., 144A, 4.125%, 6/15/2029	1,500,000	1,470,027
Ecopetrol SA, 8.625%, 1/19/2029	3,000,000	3,182,409
Genesis Energy LP, 8.25%, 1/15/2029	530,000	547,283
Helmerich & Payne, Inc., 4.65%, 12/1/2027	3,000,000	2,994,512
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	3,000,000	2,893,862
HF Sinclair Corp.:
5.5%, 9/1/2032	1,170,000	1,177,076
5.75%, 1/15/2031 (a)	1,486,000	1,517,909
Kinetik Holdings LP, 144A, 6.625%, 12/15/2028	663,000	673,958
Kodiak Gas Services LLC, 144A, 5.875%, 4/1/2031	581,000	582,490
ONEOK, Inc., 144A, 5.625%, 1/15/2028	4,000,000	4,039,314
Repsol E&P Capital Markets U.S. LLC, 144A, 5.204%, 9/16/2030	951,000	956,092
Rio Grande LNG LLC, 144A, 5.25%, 6/30/2031 (c)	6,667,000	6,665,872
Saudi Arabian Oil Co., 144A, 4.0%, 2/2/2029	1,250,000	1,228,266
SM Energy Co., 144A, 7.0%, 8/1/2032	1,125,000	1,135,364
South Bow USA Infrastructure Holdings LLC, 4.911%, 9/1/2027	1,922,000	1,926,865
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	1,065,000	1,109,812
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	307,692	314,770
Venture Global Calcasieu Pass LLC, 144A, 6.0%, 5/1/2036 (a)	538,000	543,807
Venture Global LNG, Inc., 144A, 7.0%, 1/15/2030	1,500,000	1,529,871
Venture Global Plaquemines LNG LLC, 144A, 6.75%, 1/15/2036 (a)	1,000,000	1,060,296
Viper Energy Partners LLC, 4.9%, 8/1/2030	3,000,000	2,990,036
Woodside Finance Ltd., 5.4%, 5/19/2030 (a)	4,907,000	4,987,262
		49,841,822
Financials 24.5%
AerCap Ireland Capital DAC:
3.3%, 1/30/2032	1,200,000	1,096,889
6.95%, 3/10/2055 (a)	5,000,000	5,175,956
AIB Group PLC, 144A, 6.608%, 9/13/2029	800,000	829,995
Aircastle Ltd.:
144A, 2.85%, 1/26/2028	3,000,000	2,908,856
144A, 5.0%, 9/15/2030 (a)	3,000,000	2,988,053
144A, 5.25%, 3/15/2030	957,000	962,984
144A, 6.5%, 7/18/2028	1,350,000	1,389,647

Ally Financial, Inc.:
5.737%, 5/15/2029	552,000	559,605
6.992%, 6/13/2029	8,000,000	8,295,156
Antares Holdings LP, 144A, 6.35%, 10/23/2029	2,853,000	2,842,919
Apollo Debt Solutions BDC, 144A, 5.2%, 12/8/2028	2,118,000	2,085,325
Ares Capital Corp.:
5.5%, 9/1/2030	3,000,000	2,963,059
5.95%, 7/15/2029	1,150,000	1,161,556
7.0%, 1/15/2027	3,050,000	3,080,913
Ares Strategic Income Fund, 4.85%, 1/15/2029	6,000,000	5,877,791
Aviation Capital Group LLC, 144A, 4.8%, 10/24/2030	3,016,000	2,986,337
Avolon Holdings Funding Ltd.:
144A, 4.2%, 4/15/2029 (a)	2,928,000	2,875,534
144A, 5.375%, 5/30/2030 (a)	1,257,000	1,269,487
144A, 6.375%, 5/4/2028	1,330,000	1,364,171
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/2030	4,000,000	3,895,617
Banco BTG Pactual SA, 144A, 5.5%, 1/27/2031 (a)	1,956,000	1,930,963
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 144A, 5.621%, 12/10/2029 (a)	921,000	934,524
Bank of America Corp., 5.933%, 9/15/2027	3,000,000	3,008,806
Bank of Ireland Group PLC, 144A, 4.997%, 11/12/2032	3,261,000	3,258,785
Banque Federative du Credit Mutuel SA, 144A, 4.541%, 1/15/2031	4,000,000	3,933,943
Barclays PLC:
4.375%, Perpetual	3,000,000	2,912,336
4.837%, 9/10/2028	674,000	675,166
6.49%, 9/13/2029 (a)	2,408,000	2,492,444
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 144A, 5.4%, 6/3/2031	3,805,000	3,850,660
BGC Group, Inc.:
6.15%, 4/2/2030	3,843,000	3,921,437
6.6%, 6/10/2029	3,500,000	3,608,587
Blackstone Private Credit Fund:
4.95%, 9/26/2027	1,470,000	1,463,550
5.35%, 3/12/2031	1,384,000	1,330,708
7.3%, 11/27/2028	1,500,000	1,547,639
Blackstone Secured Lending Fund:
5.3%, 6/30/2030 (a)	2,956,000	2,874,607
5.875%, 11/15/2027	1,640,000	1,651,679
Blue Owl Credit Income Corp., 6.6%, 9/15/2029	4,820,000	4,851,011
BNP Paribas SA:
144A, 4.792%, 5/9/2029	2,674,000	2,676,282
144A, 4.892%, 6/30/2030	3,075,000	3,074,575
BPCE SA, 144A, 5.389%, 5/28/2031	5,000,000	5,055,581
Brown & Brown, Inc., 4.9%, 6/23/2030	4,000,000	3,993,295
Capital One Financial Corp., 7.149%, 10/29/2027	980,000	987,769
Capital One NA, 5.974%, 8/9/2028	5,100,000	5,199,148
Carlyle Secured Lending, Inc., 5.75%, 2/15/2031	4,000,000	3,854,181
Citadel Finance LLC, 144A, 5.9%, 2/10/2030	1,817,000	1,832,178
Citadel LP, 144A, 6.0%, 1/23/2030	511,000	525,388
Citadel Securities Global Holdings LLC, 144A, 5.5%, 6/18/2030	2,000,000	2,025,553
Credit Agricole SA, 144A, 3.25%, 1/14/2030	2,000,000	1,881,164
Danske Bank A/S, 144A, 4.42%, 9/12/2031	4,000,000	3,918,280
Essent Group Ltd., 6.25%, 7/1/2029	6,000,000	6,185,574
F&G Global Funding:
144A, 4.5%, 1/9/2029	2,238,000	2,200,902
144A, 4.65%, 9/8/2028	1,395,000	1,378,619
Fidelity National Information Services, Inc., 4.55%, 3/10/2029	4,000,000	3,968,977
First Citizens BancShares, Inc., 4.869%, 3/3/2032	6,000,000	5,835,467

First-Citizens Bank & Trust Co., 5.097%, 7/13/2029	4,410,000	4,416,090
Fiserv, Inc., 5.35%, 3/15/2031	3,000,000	3,020,304
Fortitude Global Funding, 144A, 4.625%, 10/6/2028	6,000,000	5,935,088
Goldman Sachs Private Credit Corp., 5.375%, 1/31/2029	5,000,000	4,958,636
HPS Corporate Lending Fund, 5.3%, 6/5/2027	3,000,000	3,002,332
HSBC Holdings PLC:
4.7%, Perpetual (a)	3,000,000	2,813,358
4.711%, 5/12/2030	1,034,000	1,029,603
4.899%, 3/3/2029	3,000,000	3,011,403
6.0%, Perpetual (a)	500,000	501,999
ING Groep NV:
4.858%, 3/25/2029	4,000,000	4,015,494
6.083%, 9/11/2027	2,910,000	2,918,001
Intesa Sanpaolo SpA:
144A, 3.875%, 1/12/2028 (a)	3,425,000	3,380,838
144A, 5.0%, 6/29/2030	5,000,000	5,005,900
Jefferies Financial Group, Inc., 5.875%, 7/21/2028 (a)	3,070,000	3,129,191
Lincoln Financial Global Funding, 144A, 4.2%, 1/12/2029	579,000	570,922
Lloyds Banking Group PLC, 5.985%, 8/7/2027	1,140,000	1,141,729
Macquarie Airfinance Holdings Ltd.:
144A, 5.15%, 3/17/2030	2,000,000	1,994,443
144A, 6.4%, 3/26/2029 (a)	4,000,000	4,117,390
MGIC Investment Corp., 5.25%, 8/15/2028	7,000,000	6,988,416
Mitsubishi UFJ Financial Group, Inc., 4.592%, 4/18/2030 (a)	1,574,000	1,566,215
Morgan Stanley, 4.994%, 4/12/2029	3,000,000	3,016,305
NatWest Group PLC, 5.583%, 3/1/2028 (a)	1,280,000	1,289,245
Nomura Holdings, Inc., 1 day USD SOFR + 1.25%, 4.886% (d), 7/2/2027 (a)	4,500,000	4,534,798
Pershing Square Holdings Ltd., 144A, 5.5%, 10/28/2032	3,000,000	2,968,485
Rocket Companies, Inc., 144A, 6.125%, 8/1/2031	365,000	372,782
Rocket Mortgage LLC, 144A, 3.625%, 3/1/2029 (a)	1,180,000	1,135,044
Santander Holdings USA, Inc.:
5.473%, 3/20/2029	1,905,000	1,923,427
5.741%, 3/20/2031 (a)	4,000,000	4,085,469
6.565%, 6/12/2029	2,659,000	2,740,101
SBL Holdings, Inc., 144A, 5.9%, 9/26/2028 (a)	4,000,000	3,897,930
Societe Generale SA:
144A, 5.249%, 5/22/2029 (a)	2,129,000	2,144,321
144A, 5.5%, 4/13/2029	3,000,000	3,032,969
144A, 5.519%, 1/19/2028	3,000,000	3,014,605
Standard Chartered PLC:
144A, 4.299%, 1/13/2030	4,000,000	3,949,087
144A, 4.75%, Perpetual	635,000	597,498
144A, 5.688%, 5/14/2028 (a)	1,680,000	1,695,795
Starwood Property Trust, Inc., 144A, (REIT), 6.125%, 6/1/2031	577,000	580,051
State Street Corp., Series I, 6.7%, Perpetual (a)	1,330,000	1,375,486
Stellantis Financial Services U.S. Corp., 144A, 5.4%, 9/15/2030	4,000,000	3,918,980
Sumisho Air Lease Corp.:
Series C, 4.125%, Perpetual	1,000,000	979,095
144A, 4.4%, 3/24/2028	6,000,000	5,967,626
Synchrony Financial:
2.875%, 10/28/2031 (a)	2,500,000	2,205,966
5.019%, 7/29/2029	3,500,000	3,502,564
5.15%, 3/19/2029	3,000,000	3,000,456
5.45%, 3/6/2031	1,372,000	1,371,644
The Goldman Sachs Group, Inc., 4.937%, 4/23/2028	2,000,000	2,005,698
UBS Group AG, 144A, 6.875%, Perpetual	4,000,000	4,011,409
Voya Global Funding, 144A, 4.6%, 11/24/2030 (a)	1,585,000	1,563,810
		287,847,626

Health Care 1.5%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032	555,000	562,124
180 Medical, Inc., 144A, 3.875%, 10/15/2029	5,000,000	4,793,955
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,170,000	1,123,243
Community Health Systems, Inc., 144A, 6.0%, 1/15/2029	570,000	564,300
CVS Health Corp., 7.0%, 3/10/2055	2,000,000	2,076,404
CVS Pass-Through Trust, 6.036%, 12/10/2028	364,208	365,363
Icon Investments Six DAC, 5.809%, 5/8/2027	5,830,000	5,875,877
Mylan, Inc., 4.55%, 4/15/2028 (a)	2,000,000	1,987,437
		17,348,703
Industrials 1.3%
AGCO Corp., 5.45%, 3/21/2027	1,270,000	1,276,984
American Airlines Pass-Through Trust, “A”, Series A, 5.25%, 5/10/2040	4,000,000	3,968,153
GFL Environmental Holdings U.S., Inc., 144A, 5.625%, 7/1/2031	1,820,000	1,819,766
Mobility Global, Inc., 144A, 5.05%, 6/15/2029	2,540,000	2,544,369
Southwest Airlines Co., 4.375%, 11/15/2028	6,000,000	5,953,190
		15,562,462
Information Technology 3.0%
CDW LLC, 3.276%, 12/1/2028	5,000,000	4,804,359
Cloud Software Group, Inc.:
144A, 6.5%, 3/31/2029	575,000	557,912
144A, 9.0%, 9/30/2029	500,000	485,316
Concentrix Corp.:
6.6%, 8/2/2028 (a)	4,000,000	3,989,596
6.65%, 8/2/2026	558,000	557,824
DXC Technology Co., 1.8%, 9/15/2026 (a)	3,069,000	3,054,490
Gartner, Inc., 4.95%, 3/20/2031	3,000,000	2,917,008
Genpact Luxembourg SARL, 6.0%, 6/4/2029	3,704,000	3,787,248
Global Payments, Inc.:
4.5%, 11/15/2028	6,000,000	5,928,150
4.875%, 11/15/2030 (a)	2,000,000	1,966,148
4.95%, 8/15/2027 (a)	910,000	911,848
Open Text Corp., 144A, 6.9%, 12/1/2027	1,170,000	1,196,321
TD SYNNEX Corp., 4.3%, 1/17/2029	5,000,000	4,937,578
		35,093,798
Materials 1.1%
Anglo American Capital PLC, 144A, 4.625%, 3/19/2031	5,000,000	4,926,517
Avient Corp., 144A, 6.25%, 11/1/2031 (a)	216,000	218,878
FMC Corp., 144A, 8.0%, 6/1/2031	575,000	598,454
Huntsman International LLC, 4.5%, 5/1/2029	2,000,000	1,953,246
IAMGOLD Corp., 144A, 5.75%, 10/15/2028 (a)	1,140,000	1,136,465
Olin Corp., 5.625%, 8/1/2029	3,000,000	2,977,906
Olympus Water U.S. Holding Corp., 144A, 6.75%, 8/1/2032	582,000	568,660
PLS Group Ltd., 144A, 6.875%, 5/1/2031	548,000	561,089
		12,941,215
Real Estate 1.4%
Equinix Europe 2 Financing Corp. LLC, (REIT), 4.6%, 11/15/2030	4,000,000	3,953,739
Host Hotels & Resorts LP, (REIT), 4.25%, 12/15/2028	4,000,000	3,957,332
Iron Mountain, Inc., 144A, (REIT), 4.875%, 9/15/2027	1,050,000	1,048,122
Park Intermediate Holdings LLC, 144A, (REIT), 4.875%, 5/15/2029	1,185,000	1,158,660
Service Properties Trust, 144A, (REIT), Zero Coupon , 9/30/2028	650,000	602,687

VICI Properties LP, (REIT), 4.75%, 4/1/2028	2,000,000	1,998,108
Vornado Realty LP, (REIT), 5.75%, 2/1/2033	3,240,000	3,251,574
		15,970,222
Utilities 2.4%
AES Corp., 5.2%, 7/15/2029	2,569,000	2,583,621
Alpha Generation LLC, 144A, 6.25%, 1/15/2034	441,000	433,937
AmeriGas Partners LP, 144A, 6.875%, 6/1/2031	578,000	585,210
Edison International:
5.0%, 5/5/2028	2,914,000	2,917,031
5.75%, 6/15/2027	2,000,000	2,012,337
6.25%, 3/15/2030	2,000,000	2,054,329
Hawaiian Electric Co., Inc., 144A, 6.0%, 10/1/2033 (a)	4,000,000	3,962,882
Liberty Utilities Co., 144A, 5.1%, 5/15/2031 (a)	5,000,000	4,987,986
NRG Energy, Inc., 144A, 4.734%, 10/15/2030	4,000,000	3,950,770
Vistra Operations Co. LLC:
REG S, 4.375%, 5/1/2029 (a)	1,145,000	1,124,940
144A, 4.55%, 10/30/2028 (a)	2,000,000	1,987,109
144A, 5.05%, 12/30/2026 (a)	1,632,000	1,633,089
		28,233,241
Total Corporate Bonds (Cost $544,703,913)		545,542,945

Mortgage-Backed Securities Pass-Throughs 5.6%
Federal National Mortgage Association:
3.0%, with various maturities from 5/1/2027 until 6/1/2027	6,843	6,791
5.0%, 7/1/2056, TBA	11,010,000	10,815,662
5.5%, 7/1/2056, TBA	30,000,000	30,091,800
Government National Mortgage Association:
5.5%, 7/1/2056, TBA	25,000,000	25,125,000
6.0%, 1/15/2039	10,676	11,171
7.0%, 6/20/2038	1,038	1,116
Total Mortgage-Backed Securities Pass-Throughs (Cost $65,857,076)		66,051,540

Asset-Backed 23.6%
Automobile Receivables 5.7%
Ally Bank Auto Credit-Linked Notes:
“C”, Series 2025-B, 144A, 4.697%, 9/15/2033	1,100,170	1,095,668
“C”, Series 2025-A, 144A, 4.844%, 6/15/2033	1,137,073	1,135,905
“C”, Series 2024-B, 144A, 5.215%, 9/15/2032	221,038	221,860
“D”, Series 2024-B, 144A, 5.41%, 9/15/2032	221,038	221,754
“C”, Series 2024-A, 144A, 6.022%, 5/17/2032	534,288	540,857
Avis Budget Rental Car Funding AESOP LLC:
“D”, Series 2021-1A, 144A, 3.71%, 8/20/2027	1,666,667	1,663,657
“C”, Series 2026-3A, 144A, 5.5%, 4/20/2031	1,500,000	1,500,337
“C”, Series 2023-1A, 144A, 6.23%, 4/20/2029	310,000	314,270
“C”, Series 2024-1A, 144A, 6.48%, 6/20/2030	500,000	512,983
Bayview Opportunity Master Fund VII LLC, “B”, Series 2024-CAR1, 144A, 30 day USD SOFR Average + 1.3%, 4.928% (d), 12/26/2031	67,180	67,402
CarMax Auto Owner Trust, “C”, Series 2023-2, 5.57%, 11/15/2028	1,000,000	1,007,238
CarMax Select Receivables Trust, “C”, Series 2026-A, 4.43%, 5/17/2032	2,250,000	2,220,692
Carvana Auto Receivables Trust:
“D”, Series 2021-N3, 1.58%, 6/12/2028	985,038	964,063
“D”, Series 2021-N4, 2.3%, 9/11/2028	682,034	668,839
“E”, Series 2021-N1, 144A, 2.88%, 1/10/2028	1,409,036	1,406,440
“F”, Series 2021-N1, 144A, 4.55%, 1/10/2028	351,748	351,523
“B”, Series 2022-P3, 5.04%, 10/10/2028	1,350,000	1,353,268

Chase Auto Owner Trust:
“B”, Series 2025-2A, 144A, 4.32%, 3/25/2031	1,000,000	989,199
“C”, Series 2022-AA, 144A, 4.64%, 7/25/2028	1,040,000	1,040,104
Chesapeake Funding II LLC, “C”, Series 2023-2A, 144A, 6.15%, 10/15/2035	2,430,000	2,434,620
Consumer Portfolio Services Auto Trust, “B”, Series 2025-B, 144A, 4.79%, 11/15/2029	1,130,000	1,131,985
Corporate One Auto Receivables Trust, “B”, Series 2026-1A, 144A, 4.59%, 1/15/2031	1,575,000	1,556,972
CPS Auto Receivables Trust:
“C”, Series 2026-B, 144A, 4.93%, 7/15/2032	3,000,000	2,990,090
“C”, Series 2023-C, 144A, 6.27%, 10/15/2029	804,941	808,853
Exeter Automobile Receivables Trust:
“E”, Series 2021-4A, 144A, 4.02%, 1/17/2028	3,730,433	3,728,689
“C”, Series 2025-3A, 5.09%, 10/15/2031	614,000	616,330
Ford Credit Auto Owner Trust:
“C”, Series 2021-2, 144A, 2.11%, 5/15/2034	3,253,000	3,221,838
“D”, Series 2021-2, 144A, 2.6%, 5/15/2034	905,000	896,602
Foursight Capital Automobile Receivables Trust, “C”, Series 2023-2, 144A, 6.21%, 4/16/2029	2,000,000	2,021,059
Hertz Vehicle Financing III LLC, “D”, Series 2023-3A, 144A, 9.43%, 2/25/2028	3,550,000	3,593,055
Huntington Bank Auto Credit-Linked Notes:
“B1”, Series 2026-1, 144A, 4.503%, 2/20/2034	3,513,298	3,478,590
“B1”, Series 2025-2, 144A, 4.835%, 9/20/2033	2,156,662	2,150,364
“B1”, Series 2025-1, 144A, 4.957%, 3/21/2033	1,007,467	1,007,653
“B1”, Series 2024-2, 144A, 5.442%, 10/20/2032	622,317	624,942
“B1”, Series 2024-1, 144A, 6.153%, 5/20/2032	377,373	380,630
OCCU Auto Receivables Trust, “A3”, Series 2025-1A, 144A, 4.81%, 11/15/2029	1,550,000	1,554,777
Santander Bank Auto Credit-Linked Notes:
“B”, Series 2026-A, 144A, 4.806%, 7/17/2034	1,500,000	1,497,619
“C”, Series 2023-B, 144A, 5.933%, 12/15/2033	617,577	622,210
Santander Consumer Auto Receivables Trust, “C”, Series 2021-BA, 144A, 3.09%, 3/15/2029	91,749	91,588
Santander Drive Auto Receivables Trust, “C”, Series 2023-3, 5.77%, 11/15/2030	1,500,000	1,513,820
Securitized Term Auto Receivables Trust:
“C”, Series 2026-A, 144A, 4.431%, 3/25/2033	1,661,976	1,649,878
“C”, Series 2025-A, 144A, 5.185%, 7/25/2031	468,792	471,075
Truist Bank Auto Credit-Linked Notes, “B”, Series 2026-1, 144A, 5.067%, 6/26/2034	3,000,000	2,995,514
U.S. Bank NA:
“B1”, Series 2026-RVM1, 144A, 4.959%, 12/25/2046	2,265,589	2,237,725
“B”, Series 2023-1, 144A, 6.789%, 8/25/2032	211,598	212,742
United Auto Credit Securitization Trust:
“B”, Series 2026-1, 144A, 4.63%, 5/10/2029	1,200,000	1,195,163
“C”, Series 2026-1, 144A, 5.06%, 6/10/2031	2,250,000	2,236,847
Westlake Automobile Receivables Trust, “C”, Series 2026-2A, 144A, 4.89%, 3/15/2032	2,500,000	2,492,275
		66,689,564
Credit Card Receivables 1.4%
Continental Finance Credit Card ABS Master Trust, “A”, Series 2024-A, 144A, 5.78%, 12/15/2032	1,300,000	1,305,943
Evergreen Credit Card Trust:
“C”, Series 2025-1A, 144A, 4.54%, 10/15/2029	1,500,000	1,487,433
“C”, Series 2025-CRT5, 144A, 5.53%, 5/15/2029	1,965,000	1,970,922
Mission Lane Credit Card Master Trust:
“B”, Series 2025-B, 144A, 5.21%, 9/15/2031	1,750,000	1,744,345
“B”, Series 2026-A, 144A, 5.34%, 7/15/2032	2,479,000	2,472,449
“C”, Series 2025-C, 144A, 5.37%, 12/16/2030	2,443,000	2,438,950
“C”, Series 2025-B, 144A, 5.41%, 9/15/2031	1,000,000	994,155
“C”, Series 2026-A, 144A, 5.69%, 7/15/2032	2,000,000	2,001,063
“A”, Series 2024-B, 144A, 5.88%, 1/15/2030	2,000,000	2,003,982
		16,419,242

Home Equity Loans 1.1%
Countrywide Home Equity Loan Trust, “2A”, Series 2006-I, 1 mo. USD Term SOFR + 0.254%, 3.88% (d), 1/15/2037	349,499	338,047
Credit-Based Asset Servicing and Securitization LLC, “AF2”, Series 2006-CB2, 2.928%, 12/25/2036	1,521,327	1,229,438
NovaStar Mortgage Funding Trust, “M3”, Series 2004-3, 1 mo. USD Term SOFR + 1.164%, 4.813% (d), 12/25/2034	395,501	375,680
People's Choice Home Loan Securities Trust, “A3”, Series 2004-1, 1 mo. USD Term SOFR + 1.154%, 4.803% (d), 6/25/2034	1,508,945	1,588,830
RCKT Mortgage Trust:
“A1A”, Series 2024-CES7, 144A, 5.158%, 10/25/2044	1,608,242	1,603,276
“A1A”, Series 2025-CES2, 144A, 5.503%, 2/25/2055	2,088,981	2,093,448
“A1A”, Series 2025-CES1, 144A, 5.653%, 1/25/2045	1,549,823	1,555,159
“A1B”, Series 2024-CES9, 144A, 5.683%, 12/25/2044	1,123,110	1,125,654
Renaissance Home Equity Loan Trust:
“AF1”, Series 2006-4, 5.545%, 1/25/2037	57,029	17,253
“AF1”, Series 2007-2, 5.893%, 6/25/2037	340,249	80,469
Southern Pacific Secured Assets Corp., “A8”, Series 1998-2, 6.37%, 7/25/2029	3	3
Towd Point Mortgage Trust, “A1”, Series 2025-CRM1, 144A, 5.799%, 1/25/2065	2,727,718	2,730,642
		12,737,899
Miscellaneous 15.4%
AB BSL CLO 6 Ltd., “BR”, Series 2025-6AR, 144A, 3 mo. USD Term SOFR + 1.55%, 5.325% (d), 7/20/2039	2,000,000	2,000,064
ACHD Trust, “A”, Series 2026-DS1, 144A, 5.672%, 7/10/2034	3,000,000	2,998,820
AGL CLO 44 Ltd., “C”, Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.464% (d), 10/22/2037	1,250,000	1,241,144
AIMCO CLO 20 Ltd., “BR”, Series 2023-20A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.23% (d), 10/16/2038	1,500,000	1,504,688
Allegro CLO V-S Ltd., “B1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.9%, 5.567% (d), 7/24/2037	2,700,000	2,702,168
Apidos CLO LIV Ltd., “B”, Series 2025-54A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.275% (d), 10/20/2038	750,000	751,345
Apidos CLO LVII, “A1”, Series 2026-57A, 144A, 3 mo. USD Term SOFR + 1.2%, 4.948% (d), 7/20/2039 (c)	2,500,000	2,499,988
Apidos CLO XL Ltd., “AR”, Series 2022-40A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.023% (d), 7/15/2037	2,000,000	2,001,426
Apidos CLO XVIII-R, “A2R2”, Series 2018-18A, 144A, 3 mo. USD Term SOFR + 1.58%, 5.244% (d), 1/22/2038	2,000,000	2,002,496
Apidos CLO XXXIX Ltd., “BR”, Series 2022-39A, 144A, 3 mo. USD Term SOFR + 1.53%, 5.202% (d), 10/21/2038	3,000,000	3,003,507
Applebee's Funding LLC, “A2”, Series 2023-1A, 144A, 7.824%, 3/5/2053	2,750,000	2,770,998
Ares LIX CLO Ltd., “C2”, Series 2021-59A, 144A, 3.35%, 4/25/2034	1,600,000	1,416,070
Ares LXXVII CLO Ltd., “A2”, Series 2025-77A, 144A, 3 mo. USD Term SOFR + 1.6%, 5.273% (d), 7/15/2038	2,000,000	2,002,698
Battalion CLO XV Ltd., “BR”, Series 2020-15A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.18% (d), 1/17/2033	2,500,000	2,498,115
Bayview Opportunity Master Fund VII LLC:
“A”, Series 2026-CRD1, 144A, 30 day USD SOFR Average + 1.6%, 5.19% (d), 9/25/2034	2,000,000	2,000,280
“C”, Series 2026-CRD1, 144A, 30 day USD SOFR Average + 2.35%, 5.94% (d), 9/25/2034	2,000,000	2,000,280
Benefit Street Partners CLO 44 Ltd., “B”, Series 2025-44A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.223% (d), 1/15/2039	3,500,000	3,509,208
Captree Park CLO Ltd.:
“A2R”, Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.415%, 5.09% (d), 7/20/2037	1,500,000	1,499,993
“CR”, Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.95%, 5.625% (d), 7/20/2037	1,500,000	1,500,000

CCG Receivables Trust, “B”, Series 2026-1, 144A, 4.97%, 1/17/2034	2,000,000	1,996,952
Cherry Securitization Trust, “A”, Series 2026-1A, 144A, 5.43%, 1/17/2034	2,500,000	2,500,117
CIFC Funding Ltd.:
“A2”, Series 2026-2A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.093% (d), 7/19/2039 (c)	2,000,000	1,999,978
“BR”, Series 2022-7A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.364% (d), 1/22/2038	1,325,000	1,327,288
“B”, Series 2025-4A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.367% (d), 10/24/2038	1,508,000	1,515,318
Cloud Capital Holdco LP, “A2”, Series 2024-1A, 144A, 5.781%, 11/22/2049	1,800,000	1,798,847
Compass Datacenters Issuer III LLC, “A2”, Series 2025-3A, 144A, 5.286%, 7/25/2050	1,092,000	1,077,369
CyrusOne Data Centers Issuer I LLC, “A2”, Series 2024-2A, 144A, 4.5%, 5/20/2049	4,000,000	3,873,485
DB Master Finance LLC, “A2I”, Series 2025-1A, 144A, 4.891%, 8/20/2055	1,393,000	1,376,871
Dell Equipment Finance Trust, “C”, Series 2025-1, 144A, 5.25%, 2/24/2031	1,100,000	1,108,894
Domino's Pizza Master Issuer LLC, “A2II”, Series 2025-1A, 144A, 5.217%, 7/25/2055	1,091,000	1,085,904
Dryden 68 CLO Ltd., “ARR”, Series 2019-68A, 144A, 3 mo. USD Term SOFR + 1.1%, 4.773% (d), 7/15/2035	2,500,000	2,500,500
Elara HGV Timeshare Issuer LLC:
“A”, Series 2023-A, 144A, 6.16%, 2/25/2038	729,259	745,228
“C”, Series 2023-A, 144A, 7.3%, 2/25/2038	208,360	213,149
Elmwood CLO 29 Ltd., “A2R2”, Series 2024-5AR, 144A, 3 mo. USD Term SOFR + 1.4%, 5.026% (d), 4/20/2037	3,000,000	3,009,111
Elmwood CLO 43 Ltd., “B”, Series 2025-6A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.375% (d), 7/20/2038	1,234,000	1,239,750
Elmwood CLO 49 Ltd., “A2”, Series 2026-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.114% (d), 7/20/2039	2,000,000	1,999,906
Elmwood CLO VI Ltd., “BR3”, Series 2020-3AR, 144A, 3 mo. USD Term SOFR + 1.55%, 5.188% (d), 7/18/2037 (c)	1,250,000	1,250,000
Empower CLO Ltd., “A1”, Series 2024-2A, 144A, 3 mo. USD Term SOFR + 1.52%, 5.193% (d), 7/15/2037	1,412,000	1,412,921
Firstlight Issuer LLC, “A2”, Series 2026-1A, 144A, 5.873%, 6/20/2056 (c)	4,000,000	4,015,798
Foundation Finance Trust, “A”, Series 2026-1A, 144A, 4.98%, 2/17/2053 (c)	1,050,000	1,050,000
Galaxy 34 CLO Ltd., “A”, Series 2024-34A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.045% (d), 10/20/2037	2,000,000	2,006,404
Golub Capital Partners CLO 58B-R Ltd., “CR”, Series 2021-58A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.617% (d), 10/25/2037	1,500,000	1,502,498
Golub Capital Partners CLO 76 B Ltd., “A1”, Series 2024-76A, 144A, 3 mo. USD Term SOFR + 1.37%, 5.037% (d), 10/25/2037	2,000,000	2,001,174
GoodLeap Home Improvement Solutions Trust, “A”, Series 2026-1A, 144A, 5.31%, 12/20/2049	2,730,765	2,712,003
Hilton Grand Vacations Trust:
“B”, Series 2025-3EXT, 144A, 4.9%, 10/25/2044	990,522	981,698
“B”, Series 2024-2A, 144A, 5.65%, 3/25/2038	1,508,287	1,525,072
HINNT LLC:
“B”, Series 2025-B, 144A, 4.75%, 5/15/2045	1,638,635	1,621,306
“B”, Series 2024-A, 144A, 5.84%, 3/15/2043	371,614	374,720
Hotwire Funding LLC, “A2”, Series 2021-1, 144A, 2.311%, 11/20/2051	1,268,000	1,256,296
HPEFS Equipment Trust:
“C”, Series 2025-2A, 144A, 4.41%, 11/22/2032	1,200,000	1,185,093
“D”, Series 2024-1A, 144A, 5.82%, 11/20/2031	650,000	654,882
Jersey Mike's Funding LLC:
“A2”, Series 2025-1A, 144A, 5.61%, 8/16/2055	992,500	1,001,834
“A2”, Series 2024-1A, 144A, 5.636%, 2/15/2055	1,431,875	1,445,306
Lewey Park CLO Ltd., “A2”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 1.56%, 5.232% (d), 10/21/2037	1,000,000	1,000,527
MetroNet Infrastructure Issuer LLC, “A2”, Series 2026-1A, 144A, 5.273%, 4/20/2056	1,250,000	1,250,597
Mosaic Solar Loan Trust:
“B”, Series 2018-1A, 144A, 2.0%, 6/22/2043	1,201,405	945,891
“A”, Series 2020-1A, 144A, 2.1%, 4/20/2046	3,891,832	3,411,905
“A”, Series 2023-1A, 144A, 5.32%, 6/20/2053	106,970	99,806
“A”, Series 2023-4A, 144A, 6.4%, 5/20/2053	393,309	390,403

MVW LLC:
“B”, Series 2021-1WA, 144A, 1.44%, 1/22/2041	67,848	66,053
“A”, Series 2020-1A, 144A, 1.74%, 10/20/2037	52,186	52,013
“B”, Series 2020-1A, 144A, 2.73%, 10/20/2037	350,689	349,762
“B”, Series 2025-2A, 144A, 4.72%, 10/20/2044	853,905	846,506
“B”, Series 2026-1A, 144A, 4.97%, 3/20/2043	2,898,651	2,877,492
“B”, Series 2025-1A, 144A, 5.21%, 9/22/2042	1,447,038	1,449,199
“B”, Series 2023-1A, 144A, 5.42%, 10/20/2040	627,878	632,262
“B”, Series 2024-1A, 144A, 5.51%, 2/20/2043	702,480	708,921
Neuberger Berman Loan Advisers CLO 42 Ltd., “CR”, Series 2021-42A, 144A, 3 mo. USD Term SOFR + 1.85%, 5.53% (d), 7/16/2036	1,000,000	1,001,455
NRZ Excess Spread-Collateralized Notes, “A”, Series 2021-GNT1, 144A, 3.474%, 11/25/2026	652,201	646,440
OCP CLO Ltd.:
“A2”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.23% (d), 10/16/2037	1,000,000	1,002,012
“B1”, Series 2024-36A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.38% (d), 10/16/2037	1,000,000	1,001,183
“CR2”, Series 2021-23A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.38% (d), 1/17/2039	2,000,000	2,002,014
“BR2”, Series 2019-17A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (d), 7/20/2037	250,000	250,277
OHA Credit Funding 26 Ltd., “A2”, Series 2026-26A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.128% (d), 7/20/2039	2,000,000	2,000,152
OZLM XIV Ltd., “A2R3”, Series 2015-14A, 144A, 3 mo. USD Term SOFR + 1.84%, 5.513% (d), 1/15/2038	2,000,000	2,006,136
Palmer Square CLO Ltd.:
“A1R”, Series 2022-3A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.025% (d), 7/20/2037	2,300,000	2,300,612
“BR3”, Series 2020-3A, 144A, 3 mo. USD Term SOFR + 1.95%, 5.601% (d), 11/15/2036	1,750,000	1,751,533
Park Avenue Institutional Advisers CLO Ltd., “A2RR”, Series 2019-2A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.173% (d), 10/15/2034	1,610,000	1,609,195
Pikes Peak CLO Ltd., “BR”, Series 2023-14A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (d), 7/20/2038	2,500,000	2,507,550
Point Broadband Funding LLC, “A2”, Series 2025-1A, 144A, 5.336%, 7/20/2055	1,000,000	994,836
Qdoba Funding LLC, “A2”, Series 2026-1A, 144A, 6.699%, 6/14/2056	2,500,000	2,503,478
Regatta 34 Funding Ltd., “A2”, Series 2025-3A, 144A, 3 mo. USD Term SOFR + 1.75%, 5.425% (d), 7/20/2038	1,600,000	1,606,869
RKTL Trust, “B”, Series 2026-2A, 144A, 4.85%, 5/25/2035	3,000,000	2,996,305
RR 35 Ltd., “A2”, Series 2024-35A, 144A, 3 mo. USD Term SOFR + 1.7%, 5.373% (d), 1/15/2040	2,400,000	2,409,706
RR 43 Ltd., “A2”, Series 2026-43A, 144A, 3 mo. USD Term SOFR + 1.5%, 5.153% (d), 10/15/2039	1,294,000	1,295,690
Sculptor CLO XXVI Ltd., “CR”, Series 26A, 144A, 3 mo. USD Term SOFR + 2.2%, 5.875% (d), 1/20/2038	2,000,000	2,003,954
Service Experts Issuer LLC, “A”, Series 2025-1A, 144A, 5.38%, 1/20/2037	1,538,118	1,526,116
SERVPRO Master Issuer LLC, “A2”, Series 2025-1A, 144A, 5.525%, 10/25/2055	3,482,500	3,446,844
Sesac Finance LLC, “A2”, Series 2025-1, 144A, 5.5%, 7/25/2055	800,000	777,377
Sixth Street CLO 29 Ltd., “B”, Series 2025-29A, 144A, 3 mo. USD Term SOFR + 1.65%, 5.33% (d), 7/17/2038	929,000	931,210
Sixth Street CLO XIV Ltd., “A2R2”, Series 2019-14A, 144A, 3 mo. USD Term SOFR + 1.4%, 5.072% (d), 1/20/2038	2,000,000	1,995,472
Sixth Street CLO XXV Ltd., “B”, Series 2024-25A, 144A, 3 mo. USD Term SOFR + 1.8%, 5.467% (d), 7/24/2037	2,700,000	2,703,486
Switch ABS Issuer LLC:
“A2”, Series 2024-2A, 144A, 5.436%, 6/25/2054	1,250,000	1,236,297
“A2”, Series 2024-1A, 144A, 6.28%, 3/25/2054	2,124,000	2,133,415
Taco Bell Funding LLC, “A2II”, Series 2025-1A, 144A, 5.049%, 8/25/2055	2,438,000	2,400,442

Texas Debt Capital CLO Ltd., “A2R”, Series 2023-1A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.225% (d), 7/20/2038	2,200,000	2,203,406
Trimaran CAVU Ltd., “BR”, Series 2023-2A, 144A, 3 mo. USD Term SOFR + 1.55%, 5.225% (d), 1/20/2039	2,000,000	2,002,370
UPG HI Issuer Trust, “A”, Series 2026-1, 144A, 5.03%, 2/25/2048	3,444,985	3,431,530
Voya CLO Ltd.:
“A2”, Series 2026-2A, 144A, 3 mo. USD Term SOFR + 1.35%, 5.101% (d), 7/15/2039	2,000,000	1,999,978
“A2R”, Series 2024-1AR, 144A, 3 mo. USD Term SOFR + 1.4%, 5.162% (d), 7/15/2039 (c)	2,500,000	2,499,988
“B”, Series 2024-1A, 144A, 3 mo. USD Term SOFR + 2.0%, 5.673% (d), 4/15/2037	2,650,000	2,650,000
Wendy's Funding LLC, “A2I”, Series 2025-1A, 144A, 5.422%, 12/15/2055	2,487,500	2,432,263
Wingstop Funding LLC, “A2”, Series 2024-1A, 144A, 5.858%, 12/5/2054	1,200,000	1,210,082
Zayo Issuer LLC:
“A2”, Series 2025-1A, 144A, 5.648%, 3/20/2055	2,000,000	2,006,535
“A2”, Series 2025-2A, 144A, 5.953%, 6/20/2055	1,500,000	1,517,994
		180,344,499
Total Asset-Backed (Cost $276,261,331)		276,191,204

Commercial Mortgage-Backed Securities 7.1%
20 Times Square Trust:
“B”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	2,850,000	2,679,000
“C”, Series 2018-20TS, 144A, 3.203% (d), 5/15/2035	1,000,000	935,000
BAHA Trust, “A”, Series 2024-MAR, 144A, 6.171% (d), 12/10/2041	3,343,000	3,411,985
Bank, “A5”, Series 2021-BN34, 2.438%, 6/15/2063	500,000	440,680
BPR Trust, “A”, Series 2024-PMDW, 144A, 5.358%, 11/5/2041	893,000	899,225
BX Commercial Mortgage Trust:
“A”, Series 2021-VIV5, 144A, 2.843%, 3/9/2044	375,000	346,697
“B”, Series 2020-VIV3, 144A, 3.662% (d), 3/9/2044	2,000,000	1,877,016
“A”, Series 2019-IMC, 144A, 1 mo. USD Term SOFR + 1.046%, 4.671% (d), 4/15/2034	941,959	937,576
BX Trust:
“D”, Series 2019-OC11, 144A, 4.075% (d), 12/9/2041	2,500,000	2,362,646
“A”, Series 2026-PNDA, 144A, 1 mo. USD Term SOFR + 1.3%, 4.925% (d), 5/15/2043	3,000,000	3,006,562
“B”, Series 2026-CIP, 144A, 1 mo. USD Term SOFR + 1.45%, 5.075% (d), 5/15/2038	2,978,919	2,988,215
“B”, Series 2025-ARIA, 144A, 5.35% (d), 12/13/2042	1,000,000	997,930
BXP Trust, “A”, Series 2017-CQHP, 144A, 1 mo. USD Term SOFR + 0.897%, 4.523% (d), 11/15/2034	3,099,057	3,004,096
COMM Mortgage Trust, “B”, Series 2013-CR6, 144A, 3.397%, 3/10/2046	965,169	951,098
CSAIL Commercial Mortgage Trust, “AS”, Series 2016-C6, 3.346%, 1/15/2049	122,903	122,567
FHLMC Multifamily Structured Pass-Through Certificates:
“X1”, Series K058, Interest Only, 1.017% (d), 8/25/2026	16,930,925	8,367
“X1P”, Series KL05, Interest Only, 1.024% (d), 6/25/2029	17,800,000	423,368
Fontainebleau Miami Beach Mortgage Trust, “C”, Series 2024-FBLU, 144A, 1 mo. USD Term SOFR + 2.15%, 5.775% (d), 12/15/2039	533,000	534,666
Freddie Mac Multifamily Structured Credit Risk:
“M1”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 2.0%, 5.628% (d), 1/25/2051	105,103	104,980
“M2”, Series 2021-MN1, 144A, 30 day USD SOFR Average + 3.75%, 7.378% (d), 1/25/2051	1,808,000	1,839,210
Hawaii Hotel Trust, “B”, Series 2025-MAUI, 144A, 1 mo. USD Term SOFR + 1.742%, 5.368% (d), 3/15/2042	750,000	751,875
Hilt Commercial Mortgage Trust, “B”, Series 2024-ORL, 144A, 1 mo. USD Term SOFR + 1.941%, 5.566% (d), 5/15/2037	750,000	750,469
Hudson Yards Mortgage Trust:
“A”, Series 2019-30HY, 144A, 3.228%, 7/10/2039	2,000,000	1,898,107
“C”, Series 2025-SPRL, 144A, 6.15% (d), 1/13/2040	540,000	550,819

ILPT Commercial Mortgage Trust, “C”, Series 2025-LPF2, 144A, 6.023% (d), 7/13/2042	1,000,000	999,654
IRV Trust, “C”, Series 2025-200P, 144A, 5.921% (d), 3/14/2047	1,905,000	1,901,582
JPMDB Commercial Mortgage Securities Trust, “AS”, Series 2016-C4, 3.385%, 12/15/2049	1,000,000	977,202
JPMorgan Chase Commercial Mortgage Securities Trust:
“A”, Series 2019-OSB, 144A, 3.397%, 6/5/2039	1,000,000	944,251
“A”, Series 2018-PHH, 144A, 1 mo. USD Term SOFR + 1.257%, 4.882% (d), 6/15/2035*	5,281,517	3,433,039
KIND Trust, “A”, Series 2021-KIND, 144A, 1 mo. USD Term SOFR + 1.064%, 4.69% (d), 8/15/2038	2,975,160	2,970,457
LEX Mortgage Trust, “A”, Series 2024-BBG, 144A, 5.036% (d), 10/13/2033	750,000	747,532
Manhattan West Mortgage Trust, “A”, Series 2020-1MW, 144A, 2.13%, 9/10/2039	1,000,000	967,883
MRCD Mortgage Trust, “C”, Series 2019-PARK, 144A, 2.718%, 12/15/2036	5,000,000	3,950,050
MSWF Commercial Mortgage Trust, “XA”, Series 2023-2, Interest Only, 1.151% (d), 12/15/2056	14,806,821	767,552
MTN Commercial Mortgage Trust, “B”, Series 2026-LPFX, 144A, 5.455%, 5/15/2043	2,225,000	2,223,636
One New York Plaza Trust:
“AJ”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.364%, 4.99% (d), 1/15/2036	2,378,000	2,305,174
“B”, Series 2020-1NYP, 144A, 1 mo. USD Term SOFR + 1.614%, 5.24% (d), 1/15/2036	1,166,000	1,115,716
ROCK Trust:
“A”, Series 2024-CNTR, 144A, 5.388%, 11/13/2041	1,189,000	1,201,718
“B”, Series 2024-CNTR, 144A, 5.93%, 11/13/2041	4,000,000	4,068,765
SDR Commercial Mortgage Trust, “B”, Series 2024-DSNY, 144A, 1 mo. USD Term SOFR + 1.741%, 5.367% (d), 5/15/2039	500,000	500,625
SLG Office Trust, “A”, Series 2021-OVA, 144A, 2.585%, 7/15/2041	4,000,000	3,562,466
Starwood Mortgage Trust, “B”, Series 2021-LIH, 144A, 1 mo. USD Term SOFR + 1.77%, 5.396% (d), 11/15/2036	500,000	499,375
SWCH Commercial Mortgage Trust, “A”, Series 2025-DATA, 144A, 1 mo. USD Term SOFR + 1.443%, 5.068% (d), 2/15/2042	2,000,000	1,987,500
U.S. Bank C&I Credit-Linked Notes:
“B2”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.35%, 4.978% (d), 9/25/2032	1,372,440	1,365,858
“C”, Series 2025-SUP2, 144A, 30 day USD SOFR Average + 1.9%, 5.528% (d), 9/25/2032	1,372,440	1,375,035
U.S. Bank NA:
“B2”, Series 2026-SUP1, 144A, 30 day USD SOFR Average + 1.4%, 4.993% (d), 6/27/2033	3,000,000	2,999,970
“C”, Series 2026-SUP1, 144A, 30 day USD SOFR Average + 1.85%, 5.443% (d), 6/27/2033	3,000,000	2,999,964
UBS Commercial Mortgage Trust:
“XA”, Series 2017-C7, Interest Only, 1.114% (d), 12/15/2050	21,403,424	235,149
“XA”, Series 2017-C1, Interest Only, 1.606% (d), 6/15/2050	15,181,322	85,147
WB Commercial Mortgage Trust, “A”, Series 2024-HQ, 144A, 6.134% (d), 3/15/2040	2,358,000	2,360,159
Wells Fargo Commercial Mortgage Trust, “A”, Series 2026-1250B, 144A, 4.833%, 3/10/2041	3,000,000	2,961,190
WHARF Commercial Mortgage Trust, “B”, Series 2025-DC, 144A, 5.729% (d), 7/15/2040	1,700,000	1,716,181
Total Commercial Mortgage-Backed Securities (Cost $85,113,939)		83,044,984

Collateralized Mortgage Obligations 9.0%
Banc of America Mortgage Trust:
“2A8”, Series 2003-J, 5.04% (d), 11/25/2033	78,343	68,668
“2A3”, Series 2005-J, 5.079% (d), 11/25/2035	41,559	38,003
“A15”, Series 2006-2, 6.0%, 7/25/2046	4,353	3,883
Bear Stearns Adjustable Rate Mortgage Trust, “5A”, Series 2003-8, 5.126% (d), 1/25/2034	188,835	181,526

Chase Home Lending Mortgage Trust:
“A11”, Series 2026-2, 144A, 30 day USD SOFR Average + 1.15%, 4.778% (d), 12/25/2056	1,912,799	1,899,511
“A11”, Series 2026-5, 144A, 30 day USD SOFR Average + 1.2%, 4.828% (d), 3/25/2057	1,985,585	1,979,092
Chase Mortgage Finance Corp.:
“M2”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.35%, 4.978% (d), 2/25/2050	3,264,395	3,203,976
“M3”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.178% (d), 2/25/2050	1,014,933	995,331
CIM Trust, “A11”, Series 2019-INV3, 144A, 30 day USD SOFR Average + 1.064%, 4.692% (d), 8/25/2049	1,048,146	1,018,454
COLT Funding LLC, “A2”, Series 2021-3R, 144A, 1.257% , 12/25/2064	177,603	164,462
COLT Mortgage Loan Trust:
“A1”, Series 2021-2R, 144A, 0.798%, 7/27/2054	173,294	156,229
“A2”, Series 2021-HX1, 144A, 1.348%, 10/25/2066	612,747	528,943
Connecticut Avenue Securities Trust:
“1M2”, Series 2021-R03, 144A, 30 day USD SOFR Average + 1.65%, 5.278% (d), 12/25/2041	474,562	476,038
“1M1”, Series 2023-R04, 144A, 30 day USD SOFR Average + 2.3%, 5.928% (d), 5/25/2043	1,664,953	1,688,624
“1B1”, Series 2024-R01, 144A, 30 day USD SOFR Average + 2.7%, 6.328% (d), 1/25/2044	1,000,000	1,025,476
“1M2”, Series 2022-R04, 144A, 30 day USD SOFR Average + 3.1%, 6.728% (d), 3/25/2042	250,000	253,068
Credit Suisse First Boston Mortgage Securities Corp., “5A1”, Series 2004-7, 5.0% , 10/25/2019	33,992	33,778
Deephaven Residential Mortgage Trust, “A1A”, Series 2025-INV1, 144A, 5.087% , 11/25/2060	1,849,415	1,836,600
EFMT:
“A1A”, Series 2025-NQM5, 144A, 5.033%, 11/25/2070	3,427,432	3,409,049
“A1”, Series 2025-INV5, 144A, 5.077%, 12/25/2070	1,912,126	1,895,899
Ellington Financial Mortgage Trust:
“A3”, Series 2021-2, 144A, 1.291%, 6/25/2066	422,796	361,891
“A3”, Series 2020-2, 144A, 1.64%, 10/25/2065	317,454	303,250
“A1”, Series 2026-NQM6, 144A, 5.466%, 6/25/2071	3,000,000	2,999,850
“A1”, Series 2026-NQM5, 144A, 5.558%, 6/25/2071	1,486,526	1,486,172
Federal Home Loan Mortgage Corp.:
“AI”, Series 5175, Interest Only, 2.5%, 12/25/2049	3,448,910	427,830
“M2”, Series 2019-DNA1, 144A, 30 day USD SOFR Average + 2.764%, 6.392% (d), 1/25/2049	27,720	28,244
“M1B”, Series 2023-DNA2, 144A, 30 day USD SOFR Average + 3.25%, 6.878% (d), 4/25/2043	2,000,000	2,073,532
“AS”, Series 5501, 15.51% minus (2.2 x 30 day USD SOFR Average), 7.529% (d), 2/25/2055	2,661,866	2,646,029
Federal National Mortgage Association:
“AO”, Series 2023-53, Principal Only, Zero Coupon, 11/25/2053	3,763,552	3,213,298
“NI”, Series 2021-49, Interest Only, 2.5%, 6/25/2051	2,318,765	359,035
“I”, Series 2021-57, Interest Only, 2.5%, 7/25/2051	3,056,240	418,866
“DE”, Series 2014-18, 4.0%, 8/25/2042	139,142	136,246
“IM”, Series 2014-72, Interest Only, 4.5%, 3/25/2044	510,467	33,596
“FE”, Series 2024-87, 30 day USD SOFR Average + 1.85%, 5.478% (d), 12/25/2054	2,639,767	2,676,922
“AF”, Series 2025-1, 30 day USD SOFR Average + 1.85%, 5.478% (d), 2/25/2055	3,289,730	3,336,579
“2”, Series 350, Interest Only, 5.5%, 3/25/2034	817,350	111,926
“1A6”, Series 2007-W8, 6.829% (d), 9/25/2037	203,772	208,458
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2021-DNA7, 144A, 30 day USD SOFR Average + 1.8%, 5.428% (d), 11/25/2041	1,200,000	1,202,554
“M2”, Series 2019-DNA2, 144A, 30 day USD SOFR Average + 2.564%, 6.192% (d), 3/25/2049	156,708	158,694

GCAT Trust, “A2”, Series 2021-NQM2, 144A, 1.242% , 5/25/2066	478,939	418,350
Government National Mortgage Association:
“AI”, Series 2021-1, Interest Only, 2.0%, 1/20/2051	7,331,377	964,520
“KI”, Series 2020-160, Interest Only, 2.5%, 10/20/2050	3,291,644	363,139
“EI”, Series 2021-105, Interest Only, 2.5%, 5/20/2051	4,652,288	650,692
“JI”, Series 2021-121, Interest Only, 2.5%, 7/20/2051	6,237,084	692,990
“HJ”, Series 2024-8, 5.0%, 1/20/2054	2,788,964	2,659,922
“IP”, Series 2009-118, Interest Only, 6.5%, 12/16/2039	83,289	14,830
GS Mortgage-Backed Securities Trust:
“A2”, Series 2020-NQM1, 144A, 1.791%, 9/27/2060	47,120	45,800
“A27”, Series 2026-PJ7, 144A, 30 day USD SOFR Average + 1.6%, 5.228% (d), 10/25/2056	2,479,091	2,468,774
Imperial Fund Mortgage Trust, “A2”, Series 2021-NQM2, 144A, 1.362% , 9/25/2056	467,208	397,036
JPMorgan Chase Bank NA:
“M2”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.55%, 5.178% (d), 3/25/2051	1,411,320	1,407,874
“M3”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 1.8%, 5.428% (d), 3/25/2051	2,880,285	2,887,258
“M1”, Series 2020-CL1, 144A, 1 mo. USD Term SOFR + 2.364%, 6.013% (d), 10/25/2057	1,684,734	1,739,519
“M4”, Series 2021-CL1, 144A, 30 day USD SOFR Average + 2.75%, 6.378% (d), 3/25/2051	590,369	597,173
JPMorgan Mortgage Trust:
“A11”, Series 2022-3, 144A, 30 day USD SOFR Average + 1.1%, 4.728% (d), 8/25/2052	2,220,936	2,112,972
“A11”, Series 2024-6, 144A, 30 day USD SOFR Average + 1.25%, 4.878% (d), 12/25/2054	1,601,068	1,599,558
“A1”, Series 2025-NQM5, 144A, 4.879%, 5/25/2066	1,812,714	1,793,018
“A1”, Series 2025-DSC1, 144A, 5.577% (d), 9/25/2065	1,723,259	1,721,003
“6A1”, Series 2005-A6, 6.75% (d), 8/25/2035	120,606	121,188
Merrill Lynch Mortgage Investors Trust, “1A”, Series 2004-1, 5.83% (d), 12/25/2034	1,665	1,642
MFA Trust:
“A3”, Series 2021-INV1, 144A, 1.262%, 1/25/2056	34,727	33,866
“A3”, Series 2021-NQM2, 144A, 1.472%, 11/25/2064	269,845	242,949
“A1”, Series 2026-NQM2, 144A, 5.513%, 5/25/2071	1,983,247	1,980,935
OBX Trust:
“A1B”, Series 2026-NQM1, 144A, 4.846%, 11/25/2065	1,396,286	1,379,862
“A1”, Series 2025-NQM23, 144A, 4.872%, 10/25/2065	3,030,131	3,004,644
“A1B”, Series 2025-NQM20, 144A, 5.021%, 10/25/2065	3,655,414	3,618,795
“A1B”, Series 2026-NQM7, 144A, 5.22%, 4/25/2066	1,479,499	1,468,301
“A1”, Series 2026-NQM5, 144A, 5.321%, 1/25/2066	1,918,203	1,914,093
Reneu Redi Q-1 Trust, “A1”, Series 2026-RTL1, 144A, 5.892% , 6/25/2041	2,000,000	2,000,183
Residential Accredit Loans, Inc. Trust, “A1”, Series 2003-QS18, 5.0% , 9/25/2018	168	126
Residential Asset Mortgage Products Trust, “A4”, Series 2004-SL4, 7.0% , 7/25/2032	21,890	21,825
Sequoia Mortgage Trust:
“B4”, Series 2013-2, 3.633% (d), 2/25/2043	296,333	290,172
“A1A”, Series 2026-MED1, 144A, 5.121%, 4/25/2056	2,516,831	2,484,500
“A26F”, Series 2026-7, 144A, 30 day USD SOFR Average + 1.7%, 5.29% (d), 6/25/2056	3,000,000	2,970,643
“A26F”, Series 2026-6, 144A, 30 day USD SOFR Average + 1.7%, 5.328% (d), 6/25/2056	1,984,714	1,949,565
“A1”, Series 2025-3, 144A, 6.0%, 4/25/2055	1,360,127	1,376,596
Starwood Mortgage Residential Trust, “A3”, Series 2020-INV1, 144A, 1.593% , 11/25/2055	104,255	101,451
Towd Point Mortgage Trust:
“M1”, Series 2017-1, 144A, 3.75%, 10/25/2056	1,723,527	1,700,009
“M1”, Series 2022-SJ1, 144A, 4.5%, 3/25/2062	2,500,000	2,422,634

Verus Securitization Trust:
“A2”, Series 2021-R3, 144A, 1.277%, 4/25/2064		139,089	134,097
“A1B”, Series 2026-R1, 144A, 4.832%, 10/25/2067		2,050,129	2,018,832
Washington Mutual Mortgage Pass-Through Certificates Trust, “A9”, Series 2003-S9, 5.25% , 10/25/2033		148,996	147,131
Western Alliance Bank:
“M1”, Series 2022-CL4, 144A, 30 day USD SOFR Average + 2.25%, 5.878% (d), 10/25/2052		1,325,633	1,362,582
“1M1”, Series 2022-CL1, 144A, 30 day USD SOFR Average + 2.25%, 5.88% (d), 4/25/2052		2,542,476	2,613,163
“M1”, Series 2021-CL2, 144A, 30 day USD SOFR Average + 3.15%, 6.778% (d), 7/25/2059		3,785,201	4,076,625
Total Collateralized Mortgage Obligations (Cost $105,021,154)			105,010,419

Government & Agency Obligations 13.1%
Other Government Related (e) 0.0%
Vnesheconombank:
144A, 5.942%, 11/21/2023* (f)		500,000	0
144A, 6.025%, 7/5/2022* (f)		1,500,000	0
			0
Sovereign Bonds 2.3%
Brazilian Government International Bond, 5.5%, 11/6/2030		1,692,000	1,705,113
Development Bank of Kazakhstan JSC, 144A, 4.6%, 1/31/2031		3,000,000	2,940,379
Eagle Funding Luxco SARL, 144A, 5.5%, 8/17/2030		1,492,000	1,498,042
Mexico Government International Bond:
4.75%, 3/22/2031 (a)		2,154,000	2,097,027
6.0%, 5/13/2030		447,000	458,153
North Macedonia Government International Bond, 144A, 3.875%, 1/21/2030	EUR	3,000,000	3,400,097
Romania Government International Bond, 144A, 5.875%, 1/30/2029		3,000,000	3,023,999
U.K. Gilts, REG S, 4.375%, 3/7/2028	GBP	8,600,000	11,446,856
			26,569,666
U.S. Treasury Obligations 10.8%
U.S. Treasury Bills, 3.617% (g), 9/3/2026 (h)		900,000	894,152
U.S. Treasury Notes:
1.25%, 4/30/2028		13,000,000	12,337,812
1.25%, 6/30/2028		3,000,000	2,834,063
1.375%, 12/31/2028 (i)		15,000,000	14,015,039
1.625%, 8/15/2029		5,000,000	4,633,398
3.25%, 6/30/2029		10,000,000	9,743,359
3.375%, 9/15/2027		10,000,000	9,909,375
3.5%, 2/15/2029		5,000,000	4,917,188
3.5%, 1/31/2030		4,000,000	3,910,156
3.625%, 8/31/2027		10,000,000	9,942,188
3.75%, 12/31/2028		5,000,000	4,950,391
3.75%, 5/31/2030		10,000,000	9,841,797
3.875%, 3/15/2028		4,000,000	3,980,625
4.125%, 11/30/2029		3,000,000	2,995,313
4.25%, 2/28/2029		6,000,000	6,012,422
4.25%, 1/31/2030		7,000,000	7,015,313
4.5%, 5/15/2027		5,000,000	5,016,699
4.875%, 10/31/2028		4,000,000	4,061,562
5.25%, 11/15/2028		10,000,000	10,246,484
			127,257,336
Total Government & Agency Obligations (Cost 157,309,251)			153,827,002

Loan Participations and Assignments 0.4%
Senior Loans (d)
Bausch Health Companies, Inc., Term Loan B, 10/8/2030 (j)	500,000	486,015
Connect Finco SARL, Term Loan B, 1 mo. USD Term SOFR + 4.5%, 8.144%, 9/27/2029	992,386	996,524
Men's Wearhouse, Inc., Term Loan B, 3 mo. USD Term SOFR + 5.75%, 9.414%, 1/28/2031	131,169	132,551
TransDigm, Inc., Term Loan L, 1 mo. USD Term SOFR + 2.5%, 6.144%, 1/19/2032	987,469	988,693
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 6.394%, 8/1/2030	1,721,472	1,723,624
Total Loan Participations and Assignments (Cost $4,317,562)		4,327,407

	Shares	Value ($)

Exchange-Traded Funds 0.6%
State Street SPDR Bloomberg Short Term High Yield Bond ETF (a) (Cost $6,549,992)	260,000	6,507,800

Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (k) (l) (Cost $13,229,910)	13,229,910	13,229,910

Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (k) (Cost $10,913,800)	10,913,800	10,913,800

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,269,277,928)	107.9	1,264,647,011
Other Assets and Liabilities, Net	(7.9)	(92,424,503)
Net Assets	100.0	1,172,222,508
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2026 are as follows:
Value ($) at 9/30/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2026	Value ($) at 6/30/2026
Securities Lending Collateral 1.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.54% (k) (l)
12,636,060	593,850 (m)	—	—	—	170,675	—	13,229,910	13,229,910
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 3.66% (k)
19,063,325	364,180,157	372,329,682	—	—	700,878	—	10,913,800	10,913,800
31,699,385	364,774,007	372,329,682	—	—	871,553	—	24,143,710	24,143,710

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2026 amounted to $61,922,269, which is 5.3% of net assets.

(b)	Defaulted security or security for which income has been deemed uncollectible.
(c)	When-issued security.

(d)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Government-backed debt issued by financial companies or government sponsored enterprises.
(f)	Investment was valued using significant unobservable inputs.
(g)	Annualized yield at time of purchase; not a coupon rate.
(h)	At June 30, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	At June 30, 2026, this security has been pledged, in whole or in part, as collateral for open forward commitments.
(j)	All or a portion of the security represents unsettled loan commitments at June 30, 2026 where the rate will be determined at the time of settlement.
(k)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(l)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $50,918,386.

(m)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2026.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

JSC: Joint Stock Company
Perpetual: Callable security with no stated maturity date.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
TBA: To Be Announced
UFJ: United Financial of Japan
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At June 30, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
2 Year U.S. Treasury Note	USD	9/30/2026	668	137,938,430	137,696,718	(241,712)

At June 30, 2026, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Depreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2026	65	7,124,947	7,142,891	(17,944)
5 Year U.S. Treasury Note	USD	9/30/2026	50	5,334,958	5,352,344	(17,386)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2026	20	2,236,659	2,249,375	(12,716)
Total unrealized depreciation						(48,046)
At June 30, 2026, open credit default swap contracts sold were as follows:
Bilateral Swaps
Underlying Reference Obligation	Fixed Cash Flows Received/ Frequency	Counterparty/ Expiration Date	Notional Amount †	Currency	Value ($)	Upfront Payments (Received) ($)	Unrealized Depreciation ($)
Markit Commercial Mortgage Backed Securities Index Series 17	0.50%/ Monthly	Morgan Stanley Capital Services LLC 12/15/2056	5,000,000	USD	(43,630)	(33,448)	(10,182)

†
The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of sell protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

At June 30, 2026, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
GBP	8,650,000	USD	11,777,235	7/17/2026	303,601	Royal Bank of Canada
EUR	6,950,000	USD	8,204,690	7/17/2026	257,874	Royal Bank of Canada
USD	4,471,913	EUR	3,925,000	7/17/2026	16,037	Morgan Stanley Capital Services LLC
Total unrealized appreciation					577,512

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	5,880,618	JPY	915,000,000	7/17/2026	(245,251)	Royal Bank of Canada
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$545,542,945	$—	$545,542,945
Mortgage-Backed Securities Pass-Throughs	—	66,051,540	—	66,051,540
Asset-Backed (a)	—	276,191,204	—	276,191,204
Commercial Mortgage-Backed Securities	—	83,044,984	—	83,044,984
Collateralized Mortgage Obligations	—	105,010,419	—	105,010,419
Government & Agency Obligations (a)	—	153,827,002	0	153,827,002
Loan Participations and Assignments	—	4,327,407	—	4,327,407
Exchange-Traded Funds	6,507,800	—	—	6,507,800
Short-Term Investments (a)	24,143,710	—	—	24,143,710
Derivatives (b)
Forward Foreign Currency Contracts	—	577,512	—	577,512
Total	$30,651,510	$1,234,573,013	$0	$1,265,224,523

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(289,758)	$—	$—	$(289,758)
Forward Foreign Currency Contracts	—	(245,251)	—	(245,251)
Credit Default Swap Contracts	—	(10,182)	—	(10,182)
Total	$(289,758)	$(255,433)	$—	$(545,191)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts and forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSDF-PH3